Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 4,235	£ 4,566	[1]	£ 3,500	[1]
Assets held for trading [member] | Liabilities held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	2,941	3,292		2,388
Financial assets designated at fair value [member] | Financial liabilities designated at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	256	267		1,112
Financial assets mandatorily at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 1,038	£ 1,007		£ 0

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1